OTHER ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OTHER ASSETS [Abstract]
Deposits	$ 3,087	$ 1,930
Prepayments	918	909
Other	829	559
Other Assets	$ 4,834	$ 3,398
Amortization period for call center optimization services	120 months